Short-term Borrowings and Long-term Borrowings - Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Sep. 30, 2021	Dec. 31, 2020 CNY (¥)
Debt Instrument [Line Items]
Total	¥ 5,997,941			¥ 511,638
Short-term borrowings	37,042	$ 5,813
Long-term borrowings	5,960,899	$ 935,395		511,638
Secured borrowing
Debt Instrument [Line Items]
Principal Amount				¥ 94,550
Interest Rate Per Annum				6.175%
Total				¥ 98,717
Unsecured corporate loan
Debt Instrument [Line Items]
Principal Amount				¥ 401,073
Interest Rate Per Annum				6.175%
Total				¥ 412,921
Convertible debt
Debt Instrument [Line Items]
Principal Amount	¥ 862,500
Interest Rate Per Annum	0.25%	0.25%
Total	¥ 5,397,941
Secured bank loan
Debt Instrument [Line Items]
Principal Amount	¥ 600,000
Interest Rate Per Annum	4.80%	4.80%	4.80%
Total	¥ 600,000
Long-term borrowings	¥ 562,958